Restatement of Financial Statements (Details) - Schedule of statements of balance sheet - additional information - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 25, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Convertible preferred stock, par value (in dollars per share)	0.0001	0.0001			$ 0.0001
ArcLight
Condensed Financial Statements, Captions [Line Items]
Convertible preferred stock, par value (in dollars per share)	0.0001	0.0001
Class A Ordinary Shares | ArcLight
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	0.0001	0.0001
Class B Ordinary Shares | ArcLight
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	0.0001
As Restated
Condensed Financial Statements, Captions [Line Items]
Convertible preferred stock, par value (in dollars per share)				$ 0.0001
As Restated | ArcLight
Condensed Financial Statements, Captions [Line Items]
Convertible preferred stock, par value (in dollars per share)		0.0001	$ 0.0001
As Restated | Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption, par value				0.0001
Common stock, par value				0.0001
As Restated | Class A Ordinary Shares | ArcLight
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption, par value		0.0001	0.0001
Common stock, par value		0.0001	0.0001
As Restated | Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Common stock, par value				$ 0.0001
As Restated | Class B Ordinary Shares | ArcLight
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001